Organization and Business Operations - Additional Information (Details) - USD ($)		6 Months Ended		12 Months Ended
	Feb. 05, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Amount placed in trust account	$ 400,000,000
Proceeds from sale of Units in initial public offering	400,000,000		$ 400,000,000	$ 400,000,000
Proceeds from sale of Private Placement Warrants to Sponsor			$ 10,000,000	$ 10,000,000
Maximum maturity period		180 days		180 days
Regulatory withdrawal of interest from trust account, annual limit		$ 750,000		$ 750,000
Regulatory withdrawal of interest from trust account, maximum period		24 months		24 months
Redemption percentage if business combination is not completed		100.00%		100.00%
Number of days to seek shareholder approval for redemption of shares		2 days		2 days
Number of days to provide opportunity to shareholders to sell their shares		2 days		2 days
Dissolution expenses, maximum allowed		$ 100,000		$ 100,000
Maximum
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Number of months to complete business combination		24 months		24 months
Threshold net tangible assets		$ 5,000,001		$ 5,000,001
Number of days to redeem the shares if Business combination is not completed		10 days		10 days
Minimum
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Percentage of fair market value		80.00%		80.00%
Private Placement
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Proceeds from sale of Private Placement Warrants to Sponsor	$ 10,000,000